Segment Information	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Segment Information
Segment Information
The Company conducts business through several operating segments that meet the aggregation criteria under authoritative guidance related to segment reporting. The Company’s management relies on internal management reporting processes that provide segment revenue, segment operating income, and segment asset information in order to make financial decisions and allocate resources. Prior to the first quarter 2016 the Company had determined that it had two reportable segments: portfolio purchasing and recovery and tax lien business. As discussed in Note 2, “Discontinued Operations,” on March 31, 2016, the Company completed the divestiture of its membership interests in Propel, which comprised the entire tax lien business segment. Propel’s operations are presented as discontinued operations in the Company’s consolidated statements of income. Beginning in the first quarter 2016, the Company has one reportable segment, portfolio purchasing and recovery.
The following tables present information about geographic areas in which the Company operates (in thousands):

	Year Ended December 31,
	2017	2016	2015
Revenues, adjusted by net allowances(1):
United States	$665,564	$669,636	$709,405
International
Europe(2)	427,655	270,411	376,055
Other geographies	93,819	89,211	44,507
Total	$1,187,038	$1,029,258	$1,129,967
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(1)	Revenues, adjusted by net allowances, are attributed to countries based on location of customer.

(2)	Based on the financial information that is used to produce the general-purpose financial statements, providing further geographic information is impracticable.

	December 31, 2017	December 31, 2016
Long-lived assets(1):
United States	$40,550	$39,126
International
United Kingdom	25,287	20,860
Other foreign countries	10,439	12,271
	35,726	33,131
Total	$76,276	$72,257
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(1)	Long-lived assets consists of property and equipment, net.